SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Class A Ordinary Shares Subject to Possible Redemption (Details) - Spring Valley Acquisition III - USD ($)			6 Months Ended	10 Months Ended
	May 05, 2026	Feb. 19, 2026	Jun. 30, 2026	Dec. 31, 2025
Redeemable preferred shares
Investment maturity term				185 days
Permitted Withdrawals percentage			5.00%	5.00%
Maximum percentage of interest earned on the Trust Account				5.00%
Available amount for withdrawal from Trust Account			$ 334,518	$ 140,482
Withdrawal of funds from Trust Account	$ 102,326	$ 140,482	$ 242,808	$ 0